4. Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of archival images, property and equipment
	September 30, 2018	December 31, 2017	Estimated Useful Lives
Frank Worth Collection	$2,770,000	$2,770,000	10 years
Other archival images	952,265	939,343	10 years
Leasehold improvements	12,446	12,446	7 years
Computer and other equipment	72,687	72,687	3 – 5 years
Furniture and fixtures	83,666	83,666	7 years
	3,891,064	3,878,142
Less accumulated deprecation	(1,694,492)	(1,384,918)
Total archival images, property and equipment, net	$2,196,572	$2,493,224

	December 31,		Estimated Useful
	2017	2016	Lives
Frank Worth Collection	$2,770,000	$2,770,000	10 years
Other archival images	939,343	889,331	10 years
Leasehold improvements	12,446	12,446	7 years
Computer and other equipment	72,687	65,316	3 – 5 years
Furniture and fixtures	83,666	83,666	7 years
	3,878,142	3,820,759
Less accumulated deprecation	(1,384,918)	(977,172)
Total property and equipment, net	$2,493,224	$2,843,587